BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table provides the purchase price calculation as of the acquisition date, identifiable assets purchased and liabilities assumed at their estimated fair value for the MSFG merger. As a condition of the merger, certain acquired assets and liabilities held for sale were divested subsequent to the closing of the merger. There was no gain or loss recorded in the Consolidated Statement of Income in conjunction with this divestiture.

(Dollars in thousands)	MainSource
Purchase consideration
Cash consideration	$43
Stock consideration	1,043,424
Warrant consideration	14,460
Options consideration	1,577
Total purchase consideration	1,059,504

Assets acquired
Cash	71,806
Investment securities available-for-sale	900,935
Investment securities held-to-maturity	171,423
Other investments	28,763
Loans	2,792,572
Premises and equipment	98,814
Intangible assets	42,887
Other assets	167,829
Assets held for sale	127,775
Total assets acquired	4,402,804

Liabilities assumed
Deposits	3,263,920
Subordinated notes	49,027
FHLB advances	291,887
Other borrowings	205,620
Other liabilities	32,649
Liabilities held for sale	175,840
Total liabilities assumed	4,018,943

Net identifiable assets	383,861
Goodwill	$675,643

Business Acquisition, Pro Forma Information, Nonrecurring Adjustments

	Twelve months ended
	December 31,
(Dollars in thousands, except per share data) (Unaudited)	2018	2017
Pro Forma Condensed Combined Income Statement Information
Net interest income	$484,915	$454,579
Net income	$221,122	$130,402
Basic earnings per share	$2.27	$1.34
Diluted earnings per share	$2.25	$1.33